Significant Risks and Uncertainties Including Business and Credit Concentrations	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Significant Risks and Uncertainties Including Business and Credit Concentrations
Significant Risks and Uncertainties Including Business and Credit Concentrations
Business Risks
The Partnership operates in a single segment consisting of fee-based energy storage and terminaling services, typically under long-term contracts. These services are for a broad mix of customers, including energy trading companies, major integrated oil companies, national oil companies, distributors and chemical and petrochemical companies.
We believe key factors that influence our business are (i) the long-term demand for and supply of refined petroleum products and crude oil, (ii) the demand for terminaling services, (iii) the needs of our customers together with the competitiveness of our service offerings with respect to terminal location, flexibility of infrastructure, quality of service, price and safety and (iv) our ability and the ability of our competitors to capitalize on changing market dynamics and opportunities for acquisitions, organic development, greenfield construction and optimization of existing assets.
As of December 31, 2016, the Partnership mitigates the impact of each of these key factors by typically entering into long-term agreements with customers that have significant terminaling services fee components.
The following table presents revenues and percentage of consolidated and combined carve-out revenues for any customers that accounted for more than 10% of the Partnership's consolidated and combined carve-out revenues during the years ended December 31, 2016, 2015 and 2014.

(in US$ millions)	2016	2015	2014
Revenue - Vitol Group	214.7	220.0	232.4
Percentage of total revenue - Vitol Group	68.8%	76.0%	76.6%

The majority of our revenue is with the Vitol group of companies (“Vitol” or "Vitol Group"). For further details reference is made to Note 4 – Related Party Transactions.
Concentration of Credit Risk
Credit risk is the risk of financial loss to the Partnership if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The maximum exposure to credit risk is represented by the carrying amount of each financial instrument and is disclosed in Note 15 - Financial Instruments and Hedging Activities.
Financial instruments that potentially subject the Partnership to concentrations of credit risk consist principally of cash and cash equivalents, derivative financial instruments, trade receivables and other receivables. Cash and cash equivalents are held on deposit with major banks. Management believes that the financial institutions holding these amounts are financially sound and, accordingly, minimal credit risk exists with respect to these assets. The Partnership maintains their cash and cash equivalents at financial institutions for which the combined account balances in individual institutions may exceed the local bank deposit guarantee policies of insurance coverage and, as a result, there is a credit risk related to amounts on deposits in excess of local coverage.
Management attempts to minimize credit risk from trade receivables and other receivables by reviewing customers’ credit history before extending credit and by monitoring credit exposure on a regular basis. The allowance for doubtful accounts is established based upon factors surrounding the credit risk of specific customers, historical trends and other information. Collateral or other security is generally not required for trade receivables. The majority of our outstanding trade receivables balance is with the Vitol Group.
Contingencies
Certain conditions may exist as of the balance sheet date that may result in a loss to us, but which will only be resolved when one or more future events occur or fail to occur. Our management, with input from legal counsel, assesses such contingent liabilities, and such assessment inherently involves an exercise in judgment. In assessing loss contingencies related to legal proceedings that are pending against us or unasserted claims that may result in proceedings, our management, with input from legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.
If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is accrued in our consolidated and combined carve-out financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.
Loss contingencies considered to be remote are generally not disclosed unless they involve guarantees, in which case the guarantees are disclosed.